Derecognition of Financial Assets - Summary of Carrying Amount of Transferred Other Financial Assets Do Not Qualify for Derecognition and Associated Liabilities (Detail) - Other Financial Assets [Member] - CAD ($)
$ in Millions
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 160,384	$ 159,589
Carrying value of associated liabilities	122,878	123,469
Repurchase agreement [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	96,628	100,083
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Carrying value of assets	$ 63,756	$ 59,506